CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] USD ($) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2017	¥ 4,505,964		¥ 65		¥ 164		¥ 2,644,043			¥ 84,206		¥ 1,564,883		¥ 4,293,361		¥ 212,603
Balance (in shares) at Dec. 31, 2017 | shares			409,345,857	409,345,857	992,705,325	992,705,325
Adoption of ASC 606	13,067											11,892		11,892		1,175
Net income (loss)	1,152,723											1,166,909		1,166,909		(14,186)
Share-based compensation	85,231						84,747							84,747		484
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 8		¥ (8)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			48,412,760	48,412,760	(48,412,760)	(48,412,760)
Exercise and vesting of share-based awards	12,036		¥ 1				12,035							12,036
Exercise and vesting of share-based awards,shares | shares			6,767,450	6,767,450	1,725,000	1,725,000
Other comprehensive income (loss)	179,244									165,098				165,098		14,146
Accretion of redeemable noncontrolling interests	(38,601)											(37,714)		(37,714)		(887)
Capital contribution from noncontrolling shareholders	3,129															3,129
Share of reserves of an equity investee	180						180							180
Repurchase of ordinary shares (Note 21)	(221,932)								¥ (221,932)					(221,932)
Disposal of a subsidiary	(75,964)															(75,964)
Dividend declared by consolidated subsidiaries to noncontrolling interests	(20,529)															(20,529)
Change in equity interest of a subsidiary							1,888							1,888		(1,888)
Balance at Dec. 31, 2018	5,594,548		¥ 74		¥ 156		2,742,893		(221,932)	249,304		2,705,970		5,476,465		118,083
Balance (in shares) at Dec. 31, 2018 | shares			464,526,067	464,526,067	946,017,565	946,017,565
Net income (loss)	(373,591)											(313,977)		(313,977)		(59,614)
Share-based compensation	128,011						126,451							126,451		1,560
Exercise and vesting of share-based awards	6,080		¥ 2				6,078							6,080
Exercise and vesting of share-based awards,shares | shares			12,731,989	12,731,989
Other comprehensive income (loss)	88,010									88,469				88,469		(459)
Accretion of redeemable noncontrolling interests	(31,662)											(29,865)		(29,865)		(1,797)
Capital contribution from noncontrolling shareholders	4,933															4,933
Cancelation of treasury stock			¥ (7)				(221,925)		¥ 221,932
Cancellation of treasury stock, shares | shares			(45,273,040)	(45,273,040)
Disposal of a subsidiary	88,913											82,946		82,946		5,967
Dividend declared by consolidated subsidiaries to noncontrolling interests	(1,301)											(1,301)		(1,301)
Dividend declared by the Company to Cheetah Mobile Inc. shareholders	(498,635)											(498,635)		(498,635)
Change in equity interest of a subsidiary	(10,759)						(4,155)					(200)		(4,355)		(6,404)
Balance at Dec. 31, 2019	4,994,547		¥ 69		¥ 156		2,649,342			337,773		1,944,938		4,932,278		62,269
Balance (in shares) at Dec. 31, 2019 | shares			431,985,016	431,985,016	946,017,565	946,017,565
Adoption of ASC 606	(40,874)											(40,874)		(40,874)
Cancellation of Class B ordinary shares | shares					(15)	(15)
Net income (loss)	411,157	$ 63,012										416,732		416,732		(5,575)
Share-based compensation	80,974						63,173					17,293		80,466		508
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders					¥ (520,723)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			520,723	520,723
Exercise and vesting of share-based awards	14,113		¥ 9				14,104							14,113
Exercise and vesting of share-based awards,shares | shares			49,608,017	49,608,017
Other comprehensive income (loss)	(174,727)	(26,778)								(174,433)				(174,433)		(294)
Disposal of a subsidiary	(15,897)															(15,897)
Dividend declared by consolidated subsidiaries to noncontrolling interests	(27,296)											(27,296)		(27,296)
Dividend declared by the Company to Cheetah Mobile Inc. shareholders	(1,453,605)											(1,453,605)		(1,453,605)
Balance at Dec. 31, 2020	¥ 3,788,392	$ 580,597	¥ 78	$ 12	¥ 156	$ 24	¥ 2,726,619	$ 417,873		¥ 163,340	$ 25,033	¥ 857,188	$ 131,370	¥ 3,747,381	$ 574,312	¥ 41,011	$ 6,285
Balance (in shares) at Dec. 31, 2020 | shares			482,113,756	482,113,756	945,496,827	945,496,827